Prospectus Supplement dated June 25, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Core Plus Bond Fund
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” of the prospectus:
“The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio:
•	Chuck Burge, Senior Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco and/or its affiliates since 2002.

•	Claudia Calich, Senior Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco and/or its affiliates since 2004.

•	John Craddock, Senior Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.

•	Peter Ehret, Senior Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco and/or its affiliates since 2001.

•	Cynthia Brien, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco and/or its affiliates since 1996.
     More information on the portfolio managers may be found at www.invesco.com. The Web site is not part of this prospectus.
     The fund’s Statement of Additional Information provides additional information about the portfolio managers’ investments in the fund, a description of the compensation structure and information regarding other accounts managed.”

Prospectus Supplement dated June 25, 2010
The purpose of this mailing is to provide you with changes to the current Prospectus for Institutional Class shares of the Funds listed below:

Invesco Core Plus Bond Fund	Invesco Structured Core Fund
Invesco Floating Rate Fund	Invesco Structured Growth Fund
Invesco Multi-Sector Fund	Invesco Structured Value Fund
Invesco Select Real Estate Income Fund
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers — Core Plus Bond” in the prospectus:
•	Chuck Burge, Senior Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco and/or its affiliates since 2002.

•	Claudia Calich, Senior Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco and/or its affiliates since 2004.

•	John Craddock, Senior Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.

•	Peter Ehret, Senior Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco and/or its affiliates since 2001.

•	Cynthia Brien, Portfolio Manager, who has been responsible for the fund since 2009 and has been associated with Invesco and/or its affiliates since 1996.”

1

Prospectus Supplement dated June 25, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Class A, B, C and Y shares of the Fund listed below:
Invesco Dividend Growth Securities Fund
The following information replaces in its entirety the portfolio manager table under the heading “FUND SUMMARY — Management of the Fund”:

“Portfolio Managers	Title	Length of Service

Meggan Walsh	Senior Portfolio Manager (lead)	2010
Jonathan Harrington	Portfolio Manager	2010”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” of the prospectus:
“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Meggan Walsh, (lead manager), Senior Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1991.

•	Jonathan Harrington, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2001.
     A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
     More information on the portfolio managers may be found at www.invesco.com. The Web site is not part of this prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

Prospectus Supplement dated June 25, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Class A, B, C and Y shares of the Fund listed below:
Invesco S&P 500 Index Fund
The following information replaces in its entirety the portfolio manager table under the heading “FUND SUMMARY — Management of the Fund”:

“Portfolio Managers	Title	Length of Service

Merrill Martin	Portfolio Manager	2010
Glen Murphy	Portfolio Manager	2010
Daniel Tsai	Portfolio Manager	2010
Anne Unflat	Portfolio Manager	2010”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” of the prospectus:
“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Merrill Martin, Portfolio Manager, who has been responsible for the fund since 2010 and has been associated with Invesco and/or its affiliates since 2007. He began his career in 2006 with Greenbaum and Orecchio Inc.

•	Glen Murphy, Portfolio Manager, who has been responsible for the fund since 2010 and has been associated with Invesco and/or its affiliates since 1995.

•	Daniel Tsai, Portfolio Manager, who has been responsible for the fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

•	Anne Unflat, Portfolio Manager, who has been responsible for the fund since 2010 and has been associated with Invesco and/or its affiliates since 1988.
     More information on the portfolio managers may be found at www.invesco.com. The Web site is not part of this prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

Prospectus Supplement dated June 25, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Equally-Weighted S&P 500 Fund
The following information replaces in its entirety the portfolio manager table under the heading “FUND SUMMARY — Management of the Fund”:

“Portfolio Managers	Title	Length of Service

Merrill Martin	Portfolio Manager	2010
Glen Murphy	Portfolio Manager	2010
Daniel Tsai	Portfolio Manager	2010
Anne Unflat	Portfolio Manager	2010”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” of the prospectus:
“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Merrill Martin, Portfolio Manager, who has been responsible for the fund since 2010 and has been associated with Invesco and/or its affiliates since 2007. He began his career in 2006 with Greenbaum and Orecchio Inc.

•	Glen Murphy, Portfolio Manager, who has been responsible for the fund since 2010 and has been associated with Invesco and/or its affiliates since 1995.

•	Daniel Tsai, Portfolio Manager, who has been responsible for the fund since 2010 and has been associated with Invesco and/or its affiliates since 2000.

•	Anne Unflat, Portfolio Manager, who has been responsible for the fund since 2010 and has been associated with Invesco and/or its affiliates since 1988.
     More information on the portfolio managers may be found at www.invesco.com. The Web site is not part of this prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

Prospectus Supplement dated June 25, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Class A, B, C and Y shares of the Fund listed below:
Invesco Van Kampen American Franchise Fund
The following information replaces in its entirety the first and second paragraphs under the heading “FUND SUMMARY — Principal Investment Strategies of the Fund”:
“Under normal market conditions, Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, seeks to achieve the Fund’s investment objective by investing primarily in equity securities of U.S. issuers that, in its judgment, have, among other things, growth potential. Equity securities in which the Fund invests are common stock, preferred stock, convertible securities, warrants or rights to purchase equity securities and depositary receipts.
The portfolio manager chooses common stocks for the Fund through fundamental analysis, considering both qualitative and quantitative factors. The portfolio manager seeks to identify companies with above-average growth potential, a catalyst for growth in revenues and/or earnings, strong management, reasonable valuations and strong or improving fundamentals.
The portfolio manager considers whether to sell a particular security when he determines it no longer satisfies his investment criteria.”
The following information replaces in its entirety the portfolio manager table under the heading “FUND SUMMARY — Management of the Fund”:

“Portfolio Manager	Title	Length of Service

Erik Voss	Senior Portfolio Manager	2010”
The following information replaces in its entirety the first and second paragraphs appearing under the heading “INVESTMENT OBJECTIVE, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS — Principal Investment Strategies and Risks”:
“Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in equity securities of U.S. issuers that, in its judgment, have, among other things, growth potential. Equity securities in which the Fund invests are common stock, preferred stock, convertible securities, warrants or rights to purchase equity securities and depositary receipts.
The portfolio manager chooses common stocks for the Fund through fundamental analysis, considering both qualitative and quantitative factors. In selecting individual securities for investment, the portfolio manager then looks to identify large companies that he believes display certain characteristics, including but not limited to, one or more of the following:
•	Strong or improving company fundamentals;

•	Strong management;

•	Market earnings expectations are at or below the investment manager’s estimates;

•	Potential for improvement in overall operations (a catalyst for growth in revenues and/or earnings);

•	Low valuations relative to projected earnings growth rates (i.e., low price/earnings ratio); and/or

•	Potential for above-average growth.
The Fund will generally sell a stock when:
•	The investment manager believes that the company fundamentals have deteriorated;

•	The company’s catalyst for growth is already reflected in the stock’s price (i.e., the stock is fully valued); and/or

•	The investment manager’s price target has been met.”

1

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Manager” of the prospectus:
“The following individual is primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Erik Voss, Senior Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. From 2006 to 2010, he was a portfolio manager with Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC). Prior to 2006, he was a portfolio manager with Wells Capital Management.
     More information on the portfolio managers may be found at www.invesco.com. The Web site is not part of this prospectus.
     The Fund’s SAI provides additional information about the portfolio manager’s investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

2

Prospectus Supplement dated June 25, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Van Kampen Core Equity Fund
The following information replaces in its entirety the first paragraph appearing under the heading “FUND SUMMARY — Principal Investment Strategies of the Fund”:
“Under normal market conditions, Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of common stocks and other equity securities of large capitalization companies that the Adviser believes are undervalued, have high or increasing returns on capital and offer attractive risk — reward characteristics for a diversified portfolio. The Fund considers an issuer to be a large capitalization issuer if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized issuer included in the S&P 500® Index during the most recent 11-monthy period (based on month-end data) plus the most recent data during the current month. As of March 31, 2010, the capitalization of companies in the S&P 500® Index range from $1.3 billion to $316.2 billion. In selecting securities for investment, the Adviser employs a disciplined approach to equity investing based on quantitative and fundamental research. The Adviser employs a model that ranks stocks based on factors such as valuation, pre-cash flow, returns on capital, and profit sustainability. It then conducts further fundamental analysis on the most attractive quartile of stocks in each economic sector of the benchmark. Portfolio securities are typically sold when the assessments of the Adviser of the capital growth and income potential of such securities materially change.”
The following information replaces in its entirety the portfolio manager table under the heading “FUND SUMMARY — Management of the Fund”:

“Portfolio Managers	Title	Length of Service

Meggan Walsh	Senior Portfolio Manager (lead)	2010
Jonathan Harrington	Portfolio Manager	2010”
The following information replaces in its entirety the first and second paragraphs appearing under the heading “INVESTMENT OBJECTIVE, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS — Principal Investment Strategies”:
“Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of common stocks and other equity securities of large capitalization companies that the Adviser believes are undervalued, have high or increasing returns on capital and offer attractive risk — reward characteristics for a diversified portfolio. The Fund considers an issuer to be a large capitalization issuer if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized issuer included in the S&P 500® Index during the most recent 11-monthy period (based on month-end data) plus the most recent data during the current month. As of March 31, 2010, the capitalization of companies in the S&P 500® Index range from $1.3 billion to $316.2 billion. The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund’s policy in the foregoing sentence may be changed by the Board, but no change is anticipated; if the Fund’s policy in the foregoing sentence changes, the Fund will notify shareholders in writing at least 60 days prior to implementation of the change and shareholders should consider whether the Fund remains an appropriate investment in light of the changes.
     In selecting securities for investment, the Adviser employs a disciplined approach to equity investing based on quantitative and fundamental research. The Adviser employs a model that ranks stocks based on factors such as valuation, pre-cash flow, returns on capital, and profit sustainability. It then conducts further fundamental analysis on the most attractive quartile of stocks in each economic sector of the benchmark. Portfolio securities are typically sold when the assessments of the Adviser of the capital growth and income potential of such securities materially change.”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” of the prospectus:
“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Meggan Walsh, (lead manager), Senior Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1991.

•	Jonathan Harrington, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2001.
     A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
     More information on the portfolio managers may be found at www.invesco.com. The Web site is not part of this prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

Prospectus Supplement dated June 25, 2010
The purpose of this supplement is to provide you with changes to the current Prospectus for Class A, B, C and Y shares of the Fund listed below:
Invesco Van Kampen Equity Premium Income Fund
The following information replaces in its entirety the portfolio manager table under the heading “FUND SUMMARY — Management of the Fund”:

“Portfolio Managers	Title	Length of Service

Ralph Coutant	Portfolio Manager	2010
Lawson McWhorter	Portfolio Manager	2010
Glen Murphy	Portfolio Manager	2010
Anthony Shufflebotham	Portfolio Manager	2010
Anne Unflat	Portfolio Manager	2010”
The following information replaces in its entirety the second paragraph appearing under the heading “INVESTMENT OBJECTIVES, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS — Principal Investment Strategies and Risks”:
     “In selecting individual securities for the Fund’s portfolio, the Adviser seeks to construct an equity portfolio with risk, style, capitalization, sector and industry characteristics similar to the S&P 500® Index, although the Fund is not an S&P 500® Index fund. These equity securities primarily consist of common stocks. Other equity securities in which the Fund invests are preferred stocks, convertible securities, rights and warrants and ETFs. The Adviser uses a variety of quantitative techniques to select the Fund’s investments. The model is driven by rigorous fundamental and quantitative research that screens a universe of large capitalization companies. The Fund generally sells a security when the Adviser’s quantitative analysis indicates that the security is no longer appropriate for the Fund’s portfolio, but may also sell a security to take advantage of new investment opportunities, when the Adviser believes that the potential for current income or long-term appreciation has lessened, to realize gains for distribution to shareholders or for other reasons.”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” of the prospectus:
“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Ralph Coutant, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.

•	Lawson McWhorter, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2005.

•	Glen Murphy, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1995.

•	Anthony Shufflebotham, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1998.

•	Anne Unflat, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1988.
     More information on the portfolio managers may be found at www.invesco.com. The Web site is not part of this prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”